American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
April 30, 2022

One Choice 2060 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.7%
Focused Dynamic Growth Fund G Class	333,654	14,847,618
Focused Large Cap Value Fund G Class	3,930,276	39,302,763
Growth Fund G Class	523,956	22,566,771
Heritage Fund G Class	867,287	19,271,114
Mid Cap Value Fund G Class	1,495,654	24,857,773
NT Equity Growth Fund G Class	1,550,095	15,500,950
Small Cap Growth Fund G Class	251,023	4,749,349
Small Cap Value Fund G Class	511,212	5,050,775
Sustainable Equity Fund G Class	704,552	28,928,901
		175,076,014
International Equity Funds — 25.6%
Emerging Markets Fund G Class	1,682,089	18,738,468
Global Real Estate Fund G Class	529,220	7,350,869
International Growth Fund G Class	1,826,815	20,789,156
International Small-Mid Cap Fund G Class	788,115	7,865,392
International Value Fund G Class	1,406,474	10,689,205
Non-U.S. Intrinsic Value Fund G Class	1,367,092	12,153,449
		77,586,539
Domestic Fixed Income Funds — 12.1%
Inflation-Adjusted Bond Fund G Class	412,283	5,054,588
NT Diversified Bond Fund G Class	2,512,723	25,353,375
NT High Income Fund G Class	695,867	6,262,800
		36,670,763
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund G Class	413,384	3,728,724
Global Bond Fund G Class	1,070,613	10,138,702
		13,867,426
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $302,452,555)		303,200,742
OTHER ASSETS AND LIABILITIES†		(350)
TOTAL NET ASSETS — 100.0%		$303,200,392

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$16,736	$5,724	$2,502	$(5,110)	$14,848	334	$(146)	$386
Focused Large Cap Value Fund(3)	41,952	13,000	8,301	(7,348)	39,303	3,930	(441)	8,884
Growth Fund(3)	24,956	7,440	4,011	(5,818)	22,567	524	67	2,314
Heritage Fund(3)	21,646	8,762	3,535	(7,602)	19,271	867	(236)	2,166
Mid Cap Value Fund(3)	26,514	7,241	4,949	(3,948)	24,858	1,496	(167)	5,258
NT Equity Growth Fund	17,196	4,641	1,958	(4,378)	15,501	1,550	(81)	3,250
Small Cap Growth Fund	5,388	1,600	266	(1,973)	4,749	251	8	905
Small Cap Value Fund	5,338	1,192	798	(681)	5,051	511	14	439
Sustainable Equity Fund	31,966	4,294	4,047	(3,284)	28,929	705	142	1,031
Emerging Markets Fund(3)	19,748	8,006	2,165	(6,851)	18,738	1,682	(193)	1,815
Global Real Estate Fund(3)	8,213	2,289	1,554	(1,597)	7,351	529	(30)	1,804
International Growth Fund(3)	22,826	6,916	1,930	(7,023)	20,789	1,827	(145)	2,491
International Small-Mid Cap Fund(4)	8,624	3,060	243	(3,576)	7,865	788	15	1,650
International Value Fund(3)	11,327	2,872	1,173	(2,337)	10,689	1,406	(145)	1,357
Non-U.S. Intrinsic Value Fund	12,779	2,987	1,963	(1,650)	12,153	1,367	(63)	735
Inflation-Adjusted Bond Fund	5,095	809	522	(327)	5,055	412	(14)	186
NT Diversified Bond Fund	25,649	7,101	4,448	(2,949)	25,353	2,513	(170)	489
NT High Income Fund	6,321	1,153	507	(704)	6,263	696	(26)	348
Emerging Markets Debt Fund	3,719	814	205	(599)	3,729	413	(18)	123
Global Bond Fund	10,173	2,331	1,177	(1,188)	10,139	1,071	(54)	352
	$326,166	$92,232	$46,254	$(68,943)	$303,201	22,872	$(1,683)	$35,983
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.